UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2006

Date of reporting period: September 30, 2006


Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                              September 30, 2006
                                  (unaudited)


                                    Shares    Value (A)                                               Shares    Value (A)
                                   --------- ------------                                            --------- ------------
Stocks and Convertible Securities -- 96.1%                        Health Care -- 12.9%
                                                                   Abbott Laboratories                 320,000 $ 15,539,200
  Consumer -- 17.6%                                                Advanced Medical Optics,
   Consumer Discretionary -- 7.6%                                   Inc. (B)(C)                        310,000   12,260,500
   BJ's Wholesale Club, Inc. (B)     500,000 $ 14,590,000          Bristol-Myers Squibb Co.            345,000    8,597,400
   Clear Channel                                                   Caremark Rx Inc.                    245,000   13,884,150
    Communications, Inc.             350,000   10,097,500          Genentech, Inc. (B)                 220,000   18,194,000
   Comcast Corp. (B)                 365,000   13,450,250          Johnson & Johnson                   255,000   16,559,700
   Gannett Co., Inc.                 112,500    6,393,375          Laboratory Corp. of America
   Harley-Davidson, Inc.             200,000   12,550,000           Holdings (B)                       140,000    9,179,800
   Newell Rubbermaid Inc.            400,000   11,328,000          MedImmune, Inc. (B)                 225,000    6,572,250
   OSI Restaurant Partners, Inc.     315,000    9,988,650          Medtronic, Inc.                     310,000   14,396,400
   Ryland Group Inc. (C)              50,000    2,160,500          Pfizer Inc.                       1,120,000   31,763,200
   Target Corp.                      350,000   19,337,500          Teva Pharmaceutical Industries
                                             ------------           Ltd. ADR                            20,000      681,800
                                               99,895,775          Wyeth Co.                           325,000   16,523,000
                                             ------------          Zimmer Holdings, Inc. (B)           125,000    8,437,500
   Consumer Staples -- 10.1%                                                                                   ------------
   Avon Products, Inc.               430,000   13,183,800                                                       172,588,900
   Bunge Ltd. (C)                    235,000   13,618,250                                                      ------------
   Coca-Cola Co.                     200,000    8,936,000         Industrials -- 12.7%
   Dean Foods Co. (B)                350,000   14,707,000          Cintas Corp.                        300,000   12,249,000
   Del Monte Foods Co.             1,115,000   11,651,750          Curtiss-Wright Corp.                460,000   13,961,000
   PepsiCo, Inc.                     400,000   26,104,000          Donnelley (R.R.) & Sons Co. (C)     225,000    7,416,000
   Procter & Gamble Co.              340,000   21,073,200          Emerson Electric Co.                200,000   16,772,000
   Safeway Inc.                      423,000   12,838,050          Essex Corp. (B)                     116,500    2,027,100
   Unilever plc ADR                  550,000   13,645,500          General Electric Co.              1,487,700   52,515,810
                                             ------------          Illinois Tool Works Inc.            250,000   11,225,000
                                              135,757,550          Masco Corp. (C)                     450,000   12,339,000
                                             ------------          3M Co.                              160,000   11,907,200
  Energy -- 11.0%                                                  United Parcel Service, Inc.         155,000   11,150,700
   BP plc ADR                         95,000    6,230,100          United Technologies Corp.           300,000   19,005,000
   ConocoPhillips                    345,000   20,537,850                                                      ------------
   ENSCO International, Inc.         134,150    5,879,795                                                       170,567,810
   Exxon Mobil Corp.                 215,000   14,426,500                                                      ------------
   Marathon Oil Co.                  120,000    9,228,000         Information Technology -- 12.9%
   Murphy Oil Corp.                   38,500    1,830,675          Communication Equipment -- 1.9%
   Petroleum & Resources                                           Avaya Inc. (B)                      600,000    6,864,000
    Corporation (D)                1,985,996   64,902,349          Corning Inc. (B)                    500,000   12,205,000
   Schlumberger Ltd.                 380,000   23,571,400          Lucent Technologies Inc. (B)      2,900,000    6,786,000
                                             ------------                                                      ------------
                                              146,606,669                                                        25,855,000
                                             ------------                                                      ------------
  Financials -- 17.8%                                              Computer Related -- 9.1%
   Banking -- 13.9%                                                Automatic Data Processing
   BankAtlantic Bancorp, Inc.        880,000   12,513,600           Inc.                               300,000   14,202,000
   Bank of America Corp.             610,000   32,677,700          BEA Systems, Inc. (B)               800,000   12,160,000
   Bank of New York Co., Inc.                                      Cisco Systems, Inc. (B)           1,110,000   25,530,000
    (The)                            375,000   13,222,500          Dell Inc. (B)                       565,000   12,904,600
   Compass Bancshares Inc.           300,000   17,094,000          Microsoft Corp.                   1,180,000   32,249,400
   Fifth Third Bancorp (C)           280,000   10,662,400          Oracle Corp. (B)                  1,356,001   24,055,458
   Investors Financial Services                                                                                ------------
    Corp. (C)                        382,500   16,478,100                                                       121,101,458
   Morgan Stanley                    200,000   14,582,000                                                      ------------
   Wachovia Corp.                    470,000   26,226,000          Electronics -- 1.9%
   Wells Fargo & Co.                 650,000   23,517,000          Cree, Inc. (B)(C)                   375,000    7,541,250
   Wilmington Trust Corp.            420,000   18,711,000          Intel Corp.                         550,000   11,313,500
                                             ------------          Solectron Corp. (B)               1,850,000    6,031,000
                                              185,684,300                                                      ------------
                                             ------------                                                        24,885,750
   Insurance -- 3.9%                                                                                           ------------
   AMBAC Financial Group, Inc.       240,000   19,860,000
   American International Group,
    Inc.                             500,000   33,130,000
                                             ------------
                                               52,990,000
                                             ------------

--------------------------------------------------------------------------------

                              September 30, 2006
                                  (unaudited)

                                                                                                   Prin.
                                     Shares    Value (A)                                           Amt.        Value (A)
                                     ------- --------------                                     ----------- --------------
  Materials -- 4.9%                                             Short-Term Investments -- 3.3%
   Air Products and Chemicals,                                     U.S. Government Obligations --
    Inc.                             250,000 $   16,592,500         1.2%
   du Pont (E.I.) de Nemours                                       U.S. Treasury Bills,
    and Co.                          360,000     15,422,400         4.98%, due 11/16/06         $16,500,000 $   16,395,005
   Florida Rock Industries Inc.      200,000      7,742,000                                                 --------------
   Martin Marietta Materials, Inc.    83,000      7,023,460        Time Deposit -- 0.0%
   Rohm & Haas Co.                   400,000     18,940,000        J.P. Morgan,
                                             --------------         4.63%, due 10/2/06                             224,843
                                                 65,720,360                                                 --------------
                                             --------------        Commercial Paper --
  Telecom Services -- 3.0%                                           2.1%
   Alltel Corp.                      300,000     16,650,000        American General
   AT&T Corp.                        595,000     19,373,200         Finance, Inc.,
   Windstream Corp.                  310,178      4,091,248         5.24%, due 10/3/06
                                             --------------         - 10/31/06                    8,000,000      7,978,766
                                                 40,114,448        Chevron Funding Co.,
                                             --------------         5.19- 5.20%, due
  Utilities -- 3.3%                                                 10/3/06 - 10/26/06            5,600,000      5,583,867
   Aqua America, Inc. (C)            608,000     13,339,520        General Electric
   Duke Energy Corp.                 611,560     18,469,112         Capital Corp.,
   MDU Resources Group, Inc.         562,500     12,566,250         5.23%, due
                                             --------------         10/10/06 - 10/17/06           7,750,000      7,735,726
                                                 44,374,882        Toyota Motor Credit
                                             --------------         Corp., 5.20- 5.23%,
Total Stocks and Convertible Securities                             due 10/5/06 -
 (Cost $918,292,437) (E)                     $1,286,142,902         10/19/06                      6,375,000      6,363,195
                                             --------------                                                 --------------
                                                                                                                27,661,554
                                                                                                            --------------
                                                                Total Short-Term Investments
                                                                 (Cost $44,281,402)                             44,281,402
                                                                                                            --------------
                                                                Securities Lending Collateral --
                                                                  5.0%
                                                                   Brown Brothers Investment
                                                                    Trust, 5.25%, due 10/2/06                   66,863,737
                                                                                                            --------------
                                                                Total Securities Lending Collateral
                                                                 (Cost $66,863,737)                             66,863,737
                                                                                                            --------------
                                                                Total Investments -- 104.4%
                                                                 (Cost $1,029,437,576)                       1,397,288,041
                                                                  Cash, receivables, prepaid
                                                                   expenses and other assets, less
                                                                   liabilities -- (4.4)%                       (58,622,675)
                                                                                                            --------------
                                                                Net Assets -- 100%                          $1,338,665,366
                                                                                                            ==============

--------------------------------------------------------------------------------
Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)Presently non-dividend paying.
(C)Some of the shares of this company are on loan. See note 8 to financial statements.
(D)Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)The aggregate market value of stocks held in escrow at September 30, 2006 covering open call option contracts written was $21,037,760. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $14,884,000.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                              September 30, 2006
                                  (unaudited)


 Contracts                                              Contract
(100 shares                                      Strike Expiration  Appreciation/
   each)                  Security               Price   Date       (Depreciation)
----------------------------------------------------------------------------------

                        COVERED CALLS

     100    Air Products and Chemicals, Inc..... $  75  Dec   06       $  8,700
     100    AMBAC Financial Group, Inc..........  85    Nov   06          9,439
     100    AMBAC Financial Group, Inc..........  90    Jan   07          8,699
     100    AMBAC Financial Group, Inc..........  90    Feb   07         12,199
     200    American International Group, Inc...  70    Feb   07         (7,601)
     100    Avon Products, Inc..................  35    Oct   06          9,200
     200    Bunge Ltd...........................  65    Jan   07         (1,601)
     100    Caremark Rx Inc.....................  60    Oct   06          6,200
     100    Caremark Rx Inc.....................  60    Dec   06         (1,800)
     100    Caremark Rx Inc.....................  65    Jan   07          2,700
     100    Dean Foods Co.......................  40    Dec   06        (20,800)
     100    Harley-Davidson, Inc................  65    Jan   07         (8,301)
     250    Harley-Davidson, Inc................  65    Feb   07        (47,626)
     100    Investors Financial Services Corp...  50    Oct   06         11,450
     100    Investors Financial Services Corp...  55    Oct   06         14,324
     100    Investors Financial Services Corp...  50    Jan   07         12,199
     200    Investors Financial Services Corp...  55    Jan   07         19,399
     100    Laboratory Corp. of America Holdings  70    Nov   06          4,200
     150    Laboratory Corp. of America Holdings 72.50  Nov   06         15,299
     200    Marathon Oil Co.....................  100   Jan   07         24,171
      80    Martin Marietta Materials, Inc......  140   Oct   06         13,759
     100    Martin Marietta Materials, Inc......  100   Jan   07         (3,801)
     100    Morgan Stanley......................  75    Jan   07        (12,800)
     100    Murphy Oil Corp.....................  55    Oct   06         12,700
     200    Ryland Group Inc....................  60    Jan   07         10,399
     100    Target Corp.........................  55    Jan   07        (58,301)
     100    United Technologies Corp............  70    Jan   07          3,200
     100    Zimmer Holdings, Inc................  80    Jan   07          5,267
   -----                                                               --------
   3,480                                                                 40,873
   -----                                                               --------

                     COLLATERALIZED PUTS
     150    Avon Products, Inc..................  25    Jan   07         12,300
     150    Cintas Corp.........................  35    Nov   06         15,299
     100    ENSCO International, Inc............  40    Oct   06          6,700
     200    ENSCO International, Inc............  45    Oct   06        (17,523)
     250    ENSCO International, Inc............  40    Dec   06        (10,751)
     150    Exxon Mobil Corp.................... 52.50  Oct   06         14,550
     100    Florida Rock Industries Inc.........  35    Dec   06          6,949
     200    Florida Rock Industries Inc.........  30    Jan   07         10,399
     250    Intel Corp.......................... 17.50  Oct   06         22,999
     100    Marathon Oil Co.....................  75    Oct   06         (5,300)
     100    Marathon Oil Co..................... 67.50  Jan   07         (8,800)
     200    Masco Corp..........................  25    Jan   07          2,399
     250    MedImmune, Inc......................  25    Dec   06         20,499
     200    Medtronic, Inc...................... 42.50  Nov   06          9,399
     100    Procter & Gamble Co.................  55    Oct   06          8,700
     250    Ryland Group Inc....................  30    Oct   06         22,999
     150    Ryland Group Inc....................  35    Oct   06         12,299
     100    Ryland Group Inc.................... 37.50  Oct   06          7,200
      53    Ryland Group Inc....................  30    Jan   07          2,491
     100    Target Corp......................... 42.50  Oct   06         11,200
     100    Target Corp.........................  45    Oct   06          9,700
     150    United Parcel Service, Inc..........  65    Oct   06          8,549
     100    Wachovia Corp.......................  50    Oct   06         12,200
     200    Wachovia Corp....................... 47.50  Jan   07         11,399
      75    Zimmer Holdings, Inc................  60    Dec   06          6,200
   -----                                                               --------
   3,778                                                                192,056
   -----                                                               --------
                                                                       $232,929
                                                                       ========

                                                                             11


         (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

The Adams Express Company (the Company) is registered under the Investment Act of 1940 as a diversified investment company. The Company is an internally-managed fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Security Valuation-Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

For federal income tax purposes, the identified cost of securities at September 30, 2006 was $1,028,950,325 and net unrealized appreciation aggregated $368,337,716, of which the related gross unrealized appreciation and depreciation were $444,297,240 and $75,959,524, respectively. time at such prices and amounts as the Board of Directors may deem advisable.

8. PORTFOLIO SECURITIES LOANED
The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2006, the Company had securities on loan of $65,171,190 and held collateral of $66,863,737, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of April 24, 2007, an evaluation was performed under the supervision and with the participation of the officers of The Adams Express Company (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of April 24, 2007, the Company's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-Q is properly recorded, processed, and summarized in accordance with the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

Prior to this evaluation, the Company uncovered a weakness in its disclosure controls and procedures that caused this Form N-Q, which was due to be filed on or before November 29, 2006, not to be filed timely. This weakness was primarily attributable to human error. The 2006 Third
Quarter Report to stockholders, containing the exact portfolio information called for in this Form N-Q, was timely issued and filed; however the Company failed to file this Form N-Q by the due date. To prevent similar problems in the future, the Company has modified its computer-based reminder system to issue alerts to the appropriate personnel of the need to prepare and file the Forms N-Q several times during the 60 day period for the filing.

(b) There have been no significant changes in the Company's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Company's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Company's internal control over financial reporting.


Item 3.  EXHIBITS.
The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   April 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   April 25, 2007


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   April 25, 2007